Expense Example - Pioneer Mid Cap Value Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 679
Expense Example, with Redemption, 3 Years	899
Expense Example, with Redemption, 5 Years	1,136
Expense Example, with Redemption, 10 Years	1,816
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	299
Expense Example, with Redemption, 3 Years	615
Expense Example, with Redemption, 5 Years	1,057
Expense Example, with Redemption, 10 Years	2,285
Class Y
Expense Example:
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	1,002
Class R
Expense Example:
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	449
Expense Example, with Redemption, 5 Years	776
Expense Example, with Redemption, 10 Years	1,702
Class K
Expense Example:
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	$ 894